ACCRUED EXPENSES	12 Months Ended
Dec. 31, 2011
Accrued Expenses [Abstract]
ACCRUED EXPENSES	12. ACCRUED EXPENSES
(in thousands of $)	2011	2010
Interest payable	1,653	1,774
Accrued operating expenses	376	123
Accrued voyage expenses	1,407	-
Accrued administration expenses	-	366
	3,436	2,263